SEGMENT REPORTING (Schedule of Segment Information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Segment reporting [Line Items]
Revenues from external customers	¥ 190,898	$ 27,765	¥ 330,977	¥ 455,042
Cost of sales	(171,136)	(24,891)	(232,979)	(286,543)
Gross profit (loss)	19,762	$ 2,874	97,998	168,499
Total assets	4,585,394		3,465,390		$ 666,915
Network [Member]
Segment reporting [Line Items]
Revenues from external customers	138,070		299,321	443,601
Cost of sales	(79,266)		(166,407)	(247,510)
Gross profit (loss)	58,804		132,914	196,091
Hospital [Member]
Segment reporting [Line Items]
Revenues from external customers	52,828		31,656	11,441
Cost of sales	(91,870)		(66,572)	(39,033)
Gross profit (loss)	(39,042)		(34,916)	¥ (27,592)
Operation segment [Member]
Segment reporting [Line Items]
Total assets	4,585,394		3,465,390		666,915
Operation segment [Member] | Network [Member]
Segment reporting [Line Items]
Total assets	2,103,569		2,113,756		305,948
Operation segment [Member] | Hospital [Member]
Segment reporting [Line Items]
Total assets	¥ 2,481,825		¥ 1,351,634		$ 360,967